Cover - shares	12 Months Ended
	Dec. 31, 2024	Apr. 02, 2025
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-275972
Entity Registrant Name	Logistic Properties of the Americas
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share
Trading Symbol	LPA
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding		31,668,601
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001997711
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Plaza Tempo, Edificio B
Entity Address, Address Line Two	Oficina B1, Piso 2
Entity Address, City or Town	San José
Contact Personnel Name	Esteban Saldarriaga
Entity Address, Address Line Three	San Rafael de Escazú
Entity Address, Country	CR
City Area Code	+506
Local Phone Number	2204-7020